Clinical expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about clinical expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	3,431	1,531	921
Consulting and contractors' fees	1,187	748	474
Clinical studies	3,923	1,731	1,190
Depreciation and amortization expense	125	—	—
Travel	358	51	182
Other	523	255	114
Capitalized costs	(6,841)	(3,263)	(2,033)
Total clinical expenses	2,706	1,053	848